FINANCIAL ASSETS AND LIABILITIES - Schedule of Classification of Financial Instruments (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	$ 67,247,153	$ 50,997,608
Amortized cost | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	71,856,894	62,383,813
Amortized cost | Long-term debt and other debts | Long-term debt and other debts
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	224,942,365	110,673,348
Amortized cost | Conversion options on convertible debt instruments
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	25,034,073	0
FVTPL | Share warrant obligations
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	29,582,203	23,243,563
Incentives and other government assistance receivable
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	17,820,959	11,425,724
Amortized cost | Cash
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	29,892,966	88,266,985
Amortized cost | Trade receivables
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	40,621,997	25,684,870
Amortized cost | Incentives and other government assistance receivable
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	$ 26,625,156	$ 25,312,738